Transactions with related parties - Executive - Administrative Services Agreement (Details) € in Thousands, $ in Thousands		3 Months Ended	6 Months Ended
	Dec. 30, 2014 USD ($)	Mar. 21, 2014 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Eur/US Dollar exchange rate			1.1105
Administrative services fee			$ 60	$ 60
Executive services agreement
Related Party Transaction [Line Items]
Annual executive services fee		€ 538	$ 597
Executive services agreement duration		Initial term of five years and automatically renews for successive five year terms unless terminated earlier.
Executive Services Agreement - Initial Term
Related Party Transaction [Line Items]
Executive services agreement duration		5 years
Executive Services Agreement - Automatic Renewal
Related Party Transaction [Line Items]
Executive services agreement duration		5 years
Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative services fee	$ 10
Administrative services duration			perpetual
Administrative services days notice			120 days